Note 12 - Stock Options and Stock-based Employee Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expense	$ 86	$ 305	$ 434	$ 972	$ 1,278	$ 3,086
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expense	32	93	114	280	383	807
Selling, General and Administrative Expenses [Member]
Share-Based Payment Arrangement, Expense	$ 55	$ 212	$ 321	$ 692	$ 895	$ 2,279